POSTRETIREMENT MEDICAL BENEFITS Assumptions Used (Details) (Postretirement Medical Benefits [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Weighted-average discount rates used in calculations:
Rate used to determine net periodic benefit cost for the year shown		4.10%	5.15%
Assumed health care trend rates:
Health care cost trend rate assumed for next year	6.75%	7.00%
Rate to which the cost trend is assumed to decline (ultimate trend rate)	5.00%	5.00%
Year that the trend rate reaches the ultimate trend rate	2021	2021
Effect of a 1% change in the health care cost trend rate:
Effect of 1% increase on service and interest cost components	$ 3,148
Effect of 1% decrease on service and interest cost components	(2,442)
Effect of 1% increase on postretirement medical benefit obligation	35,464
Effect of 1% decrease on postretirement medical benefit obligation	$ (30,096)
Minimum [Member]
Weighted-average discount rates used in calculations:
Rate used to determine benefit obligations as of the end of the year shown	4.50%	3.60%
Rate used to determine net periodic benefit cost for the year shown	3.60%
Maximum [Member]
Weighted-average discount rates used in calculations:
Rate used to determine benefit obligations as of the end of the year shown	5.05%	4.15%
Rate used to determine net periodic benefit cost for the year shown	4.15%